Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		€ 21,574		€ 20,068
Securities borrowed		33		0
Financial assets at fair value through profit or loss		513,839		508,498
of which: Positive market values from derivative financial instruments		259,177		308,577
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		911		1,319
Remaining assets subject to netting		1,805		2,156
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		3,151		31
Securities borrowed		6		0
Financial assets at fair value through profit or loss		150,569		118,253
of which: Positive market values from derivative financial instruments		8,357		9,581
Loans at amortized cost		479,353		491,175
Remaining assets not subject to netting		241,373		238,738
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		664,408		626,751
Other assets		123,694		128,279
Total assets		1,535,397		1,507,199
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(9,999)		(8,621)
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(199,135)		(144,206)
of which: Positive market values from derivative financial instruments		(15,657)		(18,302)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(8,997)		(72)
Remaining assets subject to netting				0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		0		0
of which: Positive market values from derivative financial instruments		0		0
Loans at amortized cost		(199,135)		0
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(42)
Remaining assets not subject to netting		0		0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss				(144,206)
Other assets		0		(10,155)
Remaining assets subject to netting		0
Total assets		(218,131)		(162,982)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		11,574		11,447
Securities borrowed		33		0
Financial assets at fair value through profit or loss		314,704		364,292
of which: Positive market values from derivative financial instruments		243,520		290,275
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		114,697		1,248
Remaining assets subject to netting				2,156
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		3,151		31
Securities borrowed		6		0
Financial assets at fair value through profit or loss		150,569		118,253
of which: Positive market values from derivative financial instruments		8,357		9,581
Loans at amortized cost		465,273		491,175
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		869
Remaining assets not subject to netting		241,373		238,738
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss				482,545
Other assets		479,353		118,124
Remaining assets subject to netting		1,805
Total assets		1,317,266		1,344,217
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		(700)
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(197,447)		(229,841)
of which: Positive market values from derivative financial instruments		(195,517)		227,361
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(24,019)		(1,027)
Remaining assets subject to netting				0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		0		0
of which: Positive market values from derivative financial instruments		0		0
Loans at amortized cost		(197,447)		0
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(644)
Remaining assets not subject to netting		0		0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss				(229,841)
Other assets		0		(29,171)
Remaining assets subject to netting		0
Total assets		(221,466)		(259,712)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(32,109)		(41,924)
of which: Positive market values from derivative financial instruments		(32,092)		(41,921)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(79)		(78)
Remaining assets subject to netting				0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(1,227)		(1,101)
of which: Positive market values from derivative financial instruments		(1,101)		(966)
Loans at amortized cost		(33,337)		(12,278)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(79)
Remaining assets not subject to netting		(73)		(111)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss				(43,025)
Other assets		(11,317)		(78)
Remaining assets subject to netting		0
Total assets		(44,805)		(55,492)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(11,491)	[1]	(10,746)	[2]
Securities borrowed		(33)	[1]	0	[2]
Financial assets at fair value through profit or loss		(74,885)	[1]	(80,591)	[2]
of which: Positive market values from derivative financial instruments		(5,766)	[1]	(9,076)	[2]
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(13)	[1]	(14)	[2]
Remaining assets subject to netting	[2]			0
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(2,270)	[1]	(25)	[2]
Securities borrowed		0	[1]	0	[2]
Financial assets at fair value through profit or loss		(10,167)	[1]	(10,167)	[2]
of which: Positive market values from derivative financial instruments		(1,077)		(1,327)	[2]
Loans at amortized cost		(85,052)	[1]	(66,762)	[2]
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	[1]	(13)
Remaining assets not subject to netting		(3,533)		(2,995)	[2]
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	[2]			(90,759)
Other assets		(69,594)	[1]	(14)	[2]
Remaining assets subject to netting	[1]	0
Total assets		(171,985)		(171,299)	[2]
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		84		1
Securities borrowed		0		0
Financial assets at fair value through profit or loss		10,263		11,937
of which: Positive market values from derivative financial instruments		10,145		11,917
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		133		129
Remaining assets subject to netting		1,805		2,156
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		881		6
Securities borrowed		6		0
Financial assets at fair value through profit or loss		139,174		106,984
of which: Positive market values from derivative financial instruments		6,178		7,288
Loans at amortized cost		398,442		412,136
Remaining assets not subject to netting		237,767		235,633
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		149,437		118,921
Other assets		90,587		88,861
Total assets		€ 879,010		€ 857,714

[1]	Excludes real estate and other non-financial instrument collateral.
[2]	Excludes real estate and other non-financial instrument collateral.